Portfolio of Investments
Columbia Georgia Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.1%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.1%
South Carolina Educational Facilities Authority(a),(b)
Revenue Bonds
Furman University (Wells Fargo Bank)
10/01/2039	1.230%	500,000	500,000
Total Floating Rate Notes (Cost $500,000)			500,000

Municipal Bonds 97.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.8%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Series 2010C
01/01/2025	5.000%	1,500,000	1,556,190
Revenue Bonds
Series 2012B
01/01/2027	5.000%	1,000,000	1,076,850
Total			2,633,040
Higher Education 15.0%
Bulloch County Development Authority
Refunding Revenue Bonds
Georgia Southern University Housing Foundation
Series 2012 (AGM)
08/01/2027	5.000%	500,000	545,465
Georgia Southern University Housing Foundation Four LLC
Series 2017
07/01/2034	5.000%	500,000	612,690
Carrollton Payroll Development Authority
Refunding Revenue Bonds
Anticipation Certificates - UWG Campus Center
Series 2012 (AGM)
08/01/2025	5.000%	800,000	875,432
Dahlonega Downtown Development Authority
Refunding Revenue Bonds
North Georgia MAC LLC Project
Series 2017
07/01/2032	4.000%	1,000,000	1,140,870
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	1,000,000	1,178,180
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gwinnett County Development Authority
Refunding Revenue Bonds
Georgia Gwinnett College Student Housing
Series 2017
07/01/2034	5.000%	1,000,000	1,236,350
Private Colleges & Universities Authority
Revenue Bonds
Emory University
Series 2019A
09/01/2037	5.000%	300,000	389,016
Richmond County Development Authority
Refunding Revenue Bonds
ASU Jaguar Student Housing
Series 2012 (AGM)
02/01/2027	5.000%	750,000	833,655
Total			6,811,658
Hospital 13.4%
Carroll City-County Hospital Authority
Refunding Revenue Bonds
Tanner Medical Center, Inc. Project
Series 2016
07/01/2030	4.000%	1,000,000	1,135,460
Cedartown Polk County Hospital Authority
Revenue Bonds
Floyd Healthcare Polk Medical Center
RAC Series 2016
07/01/2034	5.000%	480,000	562,934
Coweta County Development Authority(c)
Refunding Revenue Bonds
Piedmont Healthcare, Inc.
Series 2020
07/01/2037	5.000%	500,000	624,625
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2033	5.000%	300,000	372,045
DeKalb Private Hospital Authority
Revenue Bonds
Children’s Healthcare of Atlanta
Series 2019
07/01/2035	5.000%	1,000,000	1,282,950
Floyd County Hospital Authority
Refunding Revenue Bonds
Floyd Medical Center Project
Series 2016
07/01/2039	4.000%	1,050,000	1,172,997
Columbia Georgia Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Georgia Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System Project
Series 2017
02/15/2030	5.000%	300,000	364,458
Glynn-Brunswick Memorial Hospital Authority(c)
Refunding Revenue Bonds
Anticipation Certificates
Series 2020
08/01/2036	4.000%	500,000	580,900
Total			6,096,369
Investor Owned 1.1%
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	500,000	512,470
Joint Power Authority 5.7%
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Project One
Subordinated Series 2015A
01/01/2032	5.000%	1,000,000	1,144,200
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/2021	5.250%	1,395,000	1,446,643
Total			2,590,843
Local Appropriation 0.6%
Macon-Bibb County Urban Development Authority
Refunding Revenue Bonds
Macon-Bibb County Public Project
Series 2017
12/01/2032	5.000%	200,000	250,388
Local General Obligation 21.0%
Cherokee County Board of Education
Unlimited General Obligation Bonds
Series 2014A
08/01/2030	5.000%	1,000,000	1,168,690
City of Atlanta
Unlimited General Obligation Refunding Bonds
Series 2014A
12/01/2026	5.000%	500,000	596,390
Forsyth County School District
Unlimited General Obligation Bonds
Series 2014
02/01/2028	5.000%	500,000	579,415
Series 2018
02/01/2033	5.000%	500,000	638,550
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gwinnett County School District
Unlimited General Obligation Refunding Bonds
Series 2010
02/01/2024	5.000%	1,499,999	1,744,650
Heard County Public Facilities Authority(c)
Revenue Bonds
School District Project
Series 2020
03/01/2028	5.000%	500,000	643,890
Jefferson City School District
Unlimited General Obligation Refunding Bonds
Series 2017
02/01/2031	4.000%	500,000	588,800
Lawrenceville Building Authority
Revenue Bonds
Lawrenceville Performing Arts
Series 2019
10/01/2035	3.000%	500,000	539,650
10/01/2036	3.000%	500,000	536,070
Pierce County School District
Unlimited General Obligation Bonds
Series 2017
01/01/2032	4.000%	425,000	497,020
South Fulton Municipal Regional Water & Sewer Authority
Refunding Revenue Bonds
Series 2014
01/01/2031	5.000%	1,000,000	1,139,700
Villa Rica Public Facilities Authority
Refunding Revenue Bonds
Water & Sewer Project
Series 2015
03/01/2031	5.000%	750,000	871,155
Total			9,543,980
Multi-Family 2.5%
Cobb County Development Authority
Refunding Revenue Bonds
Kennesaw State University
Series 2014
07/15/2029	5.000%	980,000	1,107,400
Prep School 1.2%
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	500,000	545,830
Prepaid Gas 1.4%
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019C
09/01/2026	5.000%	500,000	609,220

2	Columbia Georgia Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Georgia Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 3.6%
Metropolitan Atlanta Rapid Transit Authority
Prerefunded 07/01/22 Revenue Bonds
Third Indenture
Series 2012A
07/01/2030	5.000%	1,500,000	1,648,830
Sales Tax 1.2%
Metropolitan Atlanta Rapid Transit Authority
Revenue Bonds
Series 2019A
07/01/2036	3.000%	500,000	545,115
Single Family 2.3%
Georgia Housing & Finance Authority
Revenue Bonds
Series 2014B-1
12/01/2029	3.000%	1,000,000	1,049,960
Special Property Tax 4.0%
Atlanta & Fulton County Recreation Authority
Refunding Revenue Bonds
Park Improvement
Series 2014A
12/01/2028	5.000%	525,000	622,661
12/01/2033	5.000%	1,000,000	1,173,140
Total			1,795,801
State General Obligation 1.3%
State of Georgia
Unlimited General Obligation Bonds
Series 2018A
07/01/2035	4.000%	500,000	590,675
Turnpike / Bridge / Toll Road 1.8%
Georgia State Road & Tollway Authority(d),(e)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	1,000,000	819,000
Water & Sewer 15.1%
Augusta Water & Sewerage Revenue
Refunding Revenue Bonds
Series 2017
10/01/2029	3.000%	750,000	812,925
Cherokee County Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
08/01/2031	5.000%	250,000	306,470
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2015
11/01/2030	5.000%	500,000	600,495
Series 2017A
11/01/2034	5.000%	1,000,000	1,259,540
City of Cartersville
Refunding Revenue Bonds
Series 2018
06/01/2035	4.000%	500,000	581,945
City of Columbus Water & Sewerage
Refunding Revenue Bonds
Series 2016
05/01/2032	5.000%	350,000	426,650
County of Columbia Water & Sewerage(c)
Refunding Revenue Bonds
Forward Delivery
Series 2020
06/01/2035	5.000%	450,000	599,247
County of DeKalb Water & Sewage
Refunding Revenue Bonds
Series 2006B
10/01/2021	5.250%	1,500,000	1,609,215
Etowah Water & Sewer Authority
Refunding Revenue Bonds
Series 2019 (BAM)
03/01/2028	5.000%	500,000	639,175
Total			6,835,662
Total Municipal Bonds (Cost $41,371,340)			43,986,241

Money Market Funds 6.6%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.793%(f)	206,388	206,408
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.843%(f)	2,799,544	2,799,544
Total Money Market Funds (Cost $3,005,932)		3,005,952
Total Investments in Securities (Cost: $44,877,272)		47,492,193
Other Assets & Liabilities, Net		(2,134,056)
Net Assets		45,358,137

Columbia Georgia Intermediate Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Georgia Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $819,000, which represents 1.81% of total net assets.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Georgia Intermediate Municipal Bond Fund | Quarterly Report 2020